INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
INTANGIBLE ASSETS
Amortization expense	$ 101,114	$ 173,332
Fair value of intellectual property assocated	$ 520,000